Risk Management (Details) - Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant [Abstract]
Effect on profit before tax (1% increase)	R (479)	R (599)
Effect on profit before tax (1% decrease)	R 479	R 599